Investment Strategy - Nomura High Yield Total Return ETF	Aug. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of high yield bonds (also known as “junk bonds”) rated below investment grade by Moody’s, S&P, or Fitch, or, if unrated, determined to be of comparable quality by NCRAM (“NCRAM” or the “Sub-Adviser”), the Fund’s sub-adviser.

The Fund defines high yield bonds to include the following (provided they are rated below investment-grade or unrated but deemed to be of comparable quality by the Sub-Adviser): fixed, variable and floating rate obligations; bank loans in the form of assignments or participations; payment-in-kind securities; deferred payment securities; restricted securities;

convertible securities; zero-coupon bonds; and debt obligations. The Fund may invest in new issuances of high yield bonds. The Fund may invest in distressed high yield bonds. Maturity is not a consideration in selecting the Fund’s investments. The Fund may invest in new issuances of debt. The Fund may engage in active and frequent trading in seeking to achieve its investment objective and principal investment strategies.

In addition to investing in high yield bonds, NCRAM can invest up to 20% of the Fund’s net assets in a wide range of other securities, including investment grade bonds, bank loans, preferred securities, and money market instruments.

Up to 20% of the Fund’s net assets may be invested in securities not denominated in U.S. dollars. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund’s foreign investments (U.S. dollar or non-U.S. dollar-denominated) may include companies in, or governments of, emerging market countries.

The Fund may invest up to 10% of its net assets in convertible bonds. Convertible bonds will be counted toward the Fund’s 80% policy to the extent they have characteristics similar to the securities included within that policy. Convertible bonds generally are debt securities that may be converted into common stock. Convertible bonds typically pay current income as interest. A convertible bond’s value usually reflects both the stream of current income payments and the market value of the underlying stock.

The Fund’s bank loan investments, limited to up to 20% of its net assets, may be in loan assignments and participations, each of which may include Senior Loans. Senior Loans are loans that have a right to payment senior to most other debts of the borrower. Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions (the “Lenders”) represented in each case by one or more such Lenders acting as agent (the “Agent”) of the several Lenders. On behalf of the Lenders, the Agent is primarily responsible for negotiating the loan agreement (“Loan Agreement”) that establishes the relative terms and conditions of the Senior Loan and rights of the borrower and the Lenders. The Fund usually will purchase assignments (“Assignments”) of portions of loans from third-parties. Loans often are secured by specific assets of the borrower, although the Fund may invest in loans that are not secured by any collateral. From time to time the Fund may also invest in a loan by buying a participation interest in the corporate loan from a co-lender or a participant (“Participation Interests”). The Fund may invest in loans that pay interest at rates that are fixed, floating or variable.

The Fund may invest in zero-coupon securities (“Zeros”), pay-in-kind securities (“PIKs”) and deferred payment securities acquired at a discount. Zeros are fixed income securities that do not make regular interest payments. Instead, Zeros are sold at a discount from their face value. The difference between a Zero’s issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. PIKs are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain Zeros until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. These are all types of high yield bonds on which the holder does not receive periodic cash payments of interest or principal. Even though the Fund will not receive cash periodic coupon payments on these securities, the Fund will be deemed to have received income (“phantom income”) annually. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals.

The Fund may also invest in common stock, limited to up to 10% of its net assets, of issuers of any market capitalization that are located anywhere in the world. The Fund will not purchase common stock directly, but may acquire it through restructurings or other corporate actions.

The Fund may up to 10% of its net assets invest in distressed securities and distressed high yield bonds, which may be subject to bankruptcy proceedings or may be in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P or Fitch) or which, if unrated, are in the judgment of NCRAM of equivalent quality. The Fund will generally make such investments only when NCRAM believes it is reasonably likely that the issuer of the distressed security will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the Fund will receive new securities.

The Fund’s investment philosophy is based upon NCRAM’s belief that a total return, relative value investment approach driven by credit research is the best way to pursue attractive long-term performance in a high yield market. The Fund’s investment philosophy centers on NCRAM’s proprietary “Strong Horse” approach to credit research, which seeks to identify companies NCRAM believes can carry their debt loads through economic cycles, generate cash, and reduce their debt over time. The characteristics of Strong Horse companies include effective business models; low-cost production facilities; leading market share; superior cash flow generating abilities; experienced management teams with strong track records; well-positioned product lines; and sustainable business practices.

NCRAM primarily employs a bottom-up (researching individual issuers) approach to identify Strong Horse companies across the ratings spectrum, carefully weigh business and financial risk, and quickly seize opportunities and avoid losses. NCRAM to a lesser extent also uses a top-down overlay, identifying areas of the high yield market that it believes are undervalued relative to the rest of the market. NCRAM seeks to mitigate the risks associated with high yield bonds, by diversifying the Fund’s holdings by issuer and industry.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval, but the Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of high yield bonds (also known as “junk bonds”) rated below investment grade by Moody’s, S&P, or Fitch, or, if unrated, determined to be of comparable quality by NCRAM (“NCRAM” or the “Sub-Adviser”), the Fund’s sub-adviser.